Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2017	2016

Raw materials	$3,277	$2,873
Work in progress, net	3,093	3,032
Finished goods	1,540	1,197

	$7,910	$7,102